CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (12,743,748)	$ (22,470,495)	$ (42,388,437)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Share-based Compensation	1,113,828	2,240,512	3,068,213
Depreciation and amortization	1,214,354	1,697,700	2,105,158
Provision of allowance for doubtful accounts	(1,226,833)	(149,429)
Gain from equity method investment	(391)	(470)	(97,820)
(Gain) Loss from short-term investments	(11,743)	72,755	(63,303)
Deferred taxes	72,770	(116,254)	(231,667)
Loss on disposal of property and equipment	367,221	854,160	124,696
Loss from impairment of intangible assets			291,817
Loss on the interest sold and retained noncontrolling investment	299,645	1,186,852	1,996,361
Changes in assets and liabilities:
Accounts receivable, others	(5,014,134)	1,774,118	4,896,250
Accounts receivable, margin clients	5,373,265	(9,600,921)	(515,614)
Prepaid expenses and other current assets	1,554,475	559,702	(1,105,245)
Operating lease right-of-use assets	(4,011,960)
Trust bank balances held on behalf of customers	(5,618,799)	7,601,562	(5,987,800)
Rental deposits	185,294	138,485	15,652
Guarantee deposit funds		307,883	5,616,733
Deferred revenue	873,728	(1,659,248)	3,517,988
Account payable	3,758,493	(6,473,854)	298,975
Accrued expenses and other current liabilities	(728,604)	(683,420)	(3,483,073)
Operating lease liabilities	3,710,693
Amounts due to customers for the trust bank balance held on their behalf	5,618,799	(7,601,562)	5,987,800
Income taxes payable	21,901	(392,551)	(951,595)
Net cash used in operating activities	(5,191,746)	(32,714,475)	(26,904,911)
Investing activities:
Purchase of property and equipment	(1,552,537)	(340,629)	(2,472,409)
Proceeds from disposal of affiliates (Note 9)		4,950	1,576,467
Proceeds from transfer of equity method investment			350,181
Purchase of short-term investments	(10,091,454)	(8,995,273)	(71,492,241)
Proceeds from sales of short-term investments	8,956,178	9,437,363	87,946,966
Acquisition of cost method investment			(76,520)
Net cash provided by (used in) investing activities	(2,687,813)	106,411	15,832,444
Financing activities:
Proceeds from stock options exercised by employees and issuance of ordinary shares	4,997	600	26,786
Funds received from third-party investors	4,947,000	4,466,000
Repayment of Yinglibao Clients			(19,083,181)
Net cash provided by (used in) financing activities	4,951,997	4,466,600	(19,056,395)
Effect of exchange rate changes	34,251	(93,906)	2,222,371
Net (decrease) increase in cash and cash equivalents	(2,893,311)	(28,235,370)	(27,906,491)
Cash, cash equivalents and restricted cash at beginning of the year	12,493,135	40,728,505	68,634,996
Cash, cash equivalents and restricted cash at end of the year	9,599,824	12,493,135	40,728,505
Supplemental disclosure of cash flow information
Income taxes paid	10,130	504,462	1,510,281
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	9,599,824	12,493,135	38,692,871
Restricted cash			2,035,634
Cash, cash equivalents and restricted cash at end of the year	$ 9,599,824	$ 12,493,135	$ 40,728,505